Guarantor Statements - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes [Member]
Supplemental Guarantor Information [line items]
Borrowings outstanding amount	$ 8.9	$ 6.3	$ 5.6
Notes [Member] | Bottom of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	1.375%
Notes [Member] | Top of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	5.90%
UCC and UNUS [Member]
Supplemental Guarantor Information [line items]
Ownership percentage	100.00%